INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision
An annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision is as follows:

	2012	2011

Statutory federal and provincial tax rate	27.0%	28.5%
Expected tax recovery at statutory rate	$(7,490)	$(5,859)
Foreign income taxed at higher rates	25	(123)
Permanent differences and other	243	478
Benefit of deferred tax assets not recognized	$7,308	$5,870
Income tax expense	$86	$366

Company's loss from operations before income taxes, by taxing jurisdiction

The components of the Company’s loss from operations before income taxes, by taxing jurisdiction, were as follows:

	2012	2011

Canada	$(28,501)	$(18,664)
United States	361	(2,787)
Other	399	892
	$(27,741)	$(20,559)

Major items giving rise to deferred tax assets and liabilities
The major items giving rise to deferred tax assets and liabilities are presented below:

	2012	2011

Non-capital losses carried forward	$17,112	$13,414
Capital assets	1,232	720
Intangible assets	(2,459)	(2,649)
Research and development expenditures	10,344	6,549
Reserves not taken for tax purposes	3,010	3,142
Total deferred tax assets	29,239	21,176
Valuation allowance	(29,239)	(21,176)
Net deferred tax asset	$-	$-